UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06-30-12

Check here if Amendment [   ];  Amendment Number: ___
This Amendment (Check only one):       [  ] is a restatement
                                       [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Radcliffe Capital Management, L.P. (formerly R.G. Capital
         ---------------------------------------------------------
         Management, L.P., file no. 28-10367)
         ------------------------------------
Address: 50 Monument Road, Suite 300
         ---------------------------
         Bala Cynwyd, PA 19004
         ---------------------

Form 13F File Number: 28-10367
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daneen Downey
         -------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   610-617-5900
         ------------

Signature, Place, and Date of Signing:

/s/ Daneen Downey          Bala Cynwyd, PA           August 14, 2012
-----------------          ---------------           ---------------
[Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
                             ---------------------

                                REPORT SUMMARY:
                                ---------------

Number of Other Included Managers:        0
                                          --
Form 13F Information Table Entry Total:   31
                                          --
Form 13F Information Table Value Total:   $587,962
                                          --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NONE

                           FORM 13F INFORMATION TABLE

                                  TITLE                  VALUE     SHARES/    SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
       NAME  OF  ISSUER          OF CLASS      CUSIP    x($1000)   PRN AMT    PRN CALL DISCRETN  MANAGERS   SOLE       SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp                        CONVRT BOND    000361AH8  6,070    6,125,000   PRN       Sole              6,125,000
Alcatel-Lucent/France           CONVRT BOND    549463AG2  5,847    7,500,000   PRN       Sole              1,500,000   6,000,000
Alcatel-Lucent/France           CONVRT BOND    549463AH0  70,743   71,736,000  PRN       Sole              70,516,000  1,220,000
Advanced Micro Devices Inc      CONVRT BOND    007903AL1  6,862    6,750,000   PRN       Sole              1,750,000   5,000,000
Advanced Micro Devices Inc      CONVRT BOND    007903AN7  68,681   68,319,000  PRN       Sole              68,319,000
Alliant Techsystems Inc         CONVRT BOND    018804AK0  1,006    1,000,000   PRN       Sole              1,000,000
General Cable Corp              CONVRT BOND    369300AK4  1,367    1,400,000   PRN       Sole              1,400,000
Cogent Communications Group In  CONVRT BOND    19239VAB0  8,522    9,000,000   PRN       Sole              9,000,000
Charming Shoppes Inc            CONVRT BOND    161133AE3  13,137   13,158,000  PRN       Sole              10,166,000  2,992,000
Comcast Corp                    CORPORATE BOND 20030N507  565      22,323      SHS       Sole              22,323
Charles River Laboratories Int  CONVRT BOND    159864AB3  17,124   17,089,000  PRN       Sole              17,089,000
Digital River Inc               CONVRT BOND    25388BAD6  1,871    2,000,000   PRN       Sole              1,000,000   1,000,000
Euronet Worldwide Inc           CONVRT BOND    298736AF6  24,151   24,088,000  PRN       Sole              24,088,000
Exterran Holdings Inc           CONVRT BOND    410768AE5  14,217   14,544,000  PRN       Sole              14,544,000
Greenbrier Cos Inc              CONVRT BOND    393657AD3  13,259   13,376,000  PRN       Sole              13,376,000
Hercules Offshore Inc           CONVRT BOND    427093AD1  5,959    6,000,000   PRN       Sole              6,000,000
Cal Dive Intl Inc               CONVRT BOND    127914AB5  2,309    2,298,000   PRN       Sole              2,298,000
Hologic Inc                     CONVRT BOND    436440AA9  32,545   33,050,000  PRN       Sole              33,050,000
Kinross Gold Corp               CONVRT BOND    496902AD9  25,281   25,442,000  PRN       Sole              25,442,000
Cheniere Energy Inc             CONVRT BOND    16411RAE9  66,235   66,345,000  PRN       Sole              66,345,000
Live Nation Entertainment Inc   CONVRT BOND    538034AB5  11,225   11,730,000  PRN       Sole              9,940,000   1,790,000
Arvinmeritor Inc                CONVRT BOND    043353AF8  4,338    5,000,000   PRN       Sole              1,667,000   3,333,000
Nash Finch Co                   CONVRT BOND    631158AD4  3,710    7,948,000   PRN       Sole              2,500,000   5,448,000
Nektar Therapeutics             CONVRT BOND    640268AH1  4,841    4,840,000   PRN       Sole              4,840,000
Powerwave Technologies Inc      CONVRT BOND    739363AF6  137      1,000,000   PRN       Sole                          1,000,000
Rambus Inc                      CONVRT BOND    750917AC0  12,406   12,450,000  PRN       Sole              12,450,000
iStar Financial Inc             CONVRT BOND    45031UBF7  65,768   66,088,000  PRN       Sole              66,088,000
SanDisk Corp                    CONVRT BOND    80004CAC5  64,917   65,939,000  PRN       Sole              65,939,000
Standard Pacific Corp           CONVRT BOND    853763AA8  12,182   12,086,000  PRN       Sole              12,086,000
Spartan Stores Inc              CONVRT BOND    846822AE4  1,734    1,760,000   PRN       Sole                          1,760,000
Stillwater Mining Co            CONVRT BOND    86074QAF9  20,956   21,177,000  PRN       Sole              21,177,000

Records                          31  Total Mkt Value   587,962      599,260,323